SEC File Nos. 333-74995

811-04692

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 28

And

Registration Statement

Under

The Investment Company Act of 1940

Amendment No. 59

____________________

EMERGING MARKETS GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Blvd., 15th Floor

Los Angeles, California 90025

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code:

(213) 486-9200

____________________

Laurie D. Neat, Secretary

Emerging Markets Growth Fund, Inc.

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Name and Address of Agent for Service)

____________________

Copies to:

Robert W. Helm, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective immediately, pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 22nd day of September, 2016.

EMERGING MARKETS GROWTH FUND, INC.

By: Victor D. Kohn

/s/ Victor D. Kohn
Victor D. Kohn
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on September 22, 2016 by the following persons in the capacities indicated.

Signature	Title
(1) Principal Executive Officer:

Victor D. Kohn

/s/ Victor D. Kohn	President and
Victor D. Kohn	Chief Executive Officer

(2) Principal Financial Officer and
Principal Accounting Officer:

Brian C. Janssen

/s/ Brian C. Janssen
Brian C. Janssen	Treasurer

(3) Directors:

Paul N. Eckley*	Director
Beverly L. Hamilton*	Director
Raymond Kanner*	Director
/s/ Victor D. Kohn (Victor D. Kohn)	Director
L. Erik Lundberg*	Director
Helmut Mader*	Director
Aje K. Saigal*	Director
Shaw B. Wagener*	Director
David H. Zellner*	Director

*By:	/s/Laurie D. Neat
(Laurie D. Neat, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Walter R. Burkley
Walter R. Burkley

C-2

POWER OF ATTORNEY

I, Paul N. Eckley, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ Paul N. Eckley

Paul N. Eckley

Director

POWER OF ATTORNEY

I, Beverly L Hamilton, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ Beverly L. Hamilton

Beverly L. Hamilton

Director

C-3

POWER OF ATTORNEY

I, Raymond Kanner, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ Raymond Kanner

Raymond Kanner

Director

POWER OF ATTORNEY

I, L. Erik Lundberg, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ L. Erik Lundberg

L. Erik Lundberg

Director

C-4

POWER OF ATTORNEY

I, Helmut Mader, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ Helmut Mader

Helmut Mader

Director

POWER OF ATTORNEY

I, Aje K. Saigal, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ Aje K. Saigal

Aje K. Saigal

Director

C-5

POWER OF ATTORNEY

I, Shaw B. Wagener, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ Shaw B. Wagener

Shaw B. Wagener

Director

POWER OF ATTORNEY

I, David H. Zellner, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 31st day of March 2016.

/s/ David H. Zellner

David H. Zellner

Director

C-6

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase